Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [abstract]
Crude oil	$ 3,905	$ 4,150
Oil products	2,274	2,758
Intermediate products	586	610
Natural gas and LNG(Liquid Natural GAS)	173	122
Biofuels	28	150
Fertilizers	28	78
Total products	6,994	7,868
Materials, supplies and others	1,195	1,119
Total	$ 8,189	$ 8,987